UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C.  20549

                              FORM 13F

                        FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:     March 31, 2002

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      M.H. Davidson & Co., L.L.C.
Address:   885 Third Avenue Suite 3300
           New York, NY 10022



13F File Number:  28-4666

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:    Thomas L. Kempner Jr.
Title:   Member
Phone:   212-446-4060
Signature, Place, and Date of Signing:

  Thomas L. Kempner Jr.  New York  May 6, 2002


Report Type (Check only one.):

[X]        13F HOLDINGS REPORT.

[ ]        13F NOTICE.

[ ]        13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

Report Summary:

Number of Other Included Managers:            0

Form 13F Information Table Entry Total:       9

Form 13F Information Table Value Total:      28,813,000


CONFIDENTIAL INFORMATION HAS BEEN OMITTED FROM THIS FILING AND FILED SEPARATELY WITH THE COMMISSION.


List of Other Included Managers:

                                                                  FORM 13F INFORMATION TABLE
						                        VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS     CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- -------

AT&T CORP (SED)                CS               001957109     5213   332036 SH       SOLE                   332036
BANK UNITED LITIGATION RIGHTS  CS               065416117      121   927200 SH       SOLE                   927200
CENTRA SOFTWARE                CS               15234X103      542   112500 SH       SOLE                   112500
COMPAQ COMPUTER                CS               204493100       16     1578 SH       SOLE                     1578
CYTYC CORPORATION              CS               232946103     8063   299611 SH       SOLE                   299611
DUKE ENERGY CORP.              CS               264399106     1791    47391 SH       SOLE                    47391
STORAGE USA                    CS               861907103     8578   201400 SH       SOLE                   201400
TRAVELOCITY                    CS               893953109     2433    86989 SH       SOLE                    86989
VERITAS DGC                    CS               92343P107     2056   121600 SH       SOLE                   121600
        						28,813